United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/21

Date of Reporting Period: Six months ended 03/31/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2021

Share Class | Ticker	Institutional | FGFIX	Service | FGFSX

Federated Hermes Select Total Return Bond Fund
(Effective May 27, 2021, the fund name changed to Federated Hermes Core Bond Fund)
Fund Established 1997

A Portfolio of Federated Hermes Total Return Series, Inc.
(formerly, Federated Total Return Series, Inc.)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2020 through March 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	52.7%
Corporate Debt Securities	17.4%
Agency Risk Transfer Security	10.2%
U.S. Treasury Securities	5.3%
Commercial Mortgage-Backed Security	4.6%
Asset-Backed Securities	4.6%
Government Agency	4.3%
Foreign Governments/Agencies	0.7%
U.S. Government Agency Adjustable Rate Mortgages	0.4%
Collateralized Mortgage Obligations	0.3%
Cash Equivalents[2]	15.0%
Derivative Contracts[3]	(0.3)%
Repurchase Agreement	0.3%
Other Assets and Liabilities—Net[4]	(15.5)%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Affiliated investment companies (other than an affiliated money market mutual fund) in which the
Fund invested less than 10% of its net assets are listed individually in the table.

2	Cash Equivalents include any investments in money market mutual funds.
3
Derivative contracts may consist of futures, forwards, written options and swaps. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2021 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— 52.7%
	Federal Home Loan Mortgage Corporation— 31.6%
$3,739,551	2.500%, 1/1/2051	$3,839,238
2,928,715	3.000%, 10/1/2050	3,089,447
1,387	5.500%, 10/1/2021	1,400
484	6.000%, 7/1/2021	486
19,499	7.500%, 1/1/2027	21,872
2,221	7.500%, 1/1/2031	2,614
1,095	7.500%, 1/1/2031	1,235
1,742	7.500%, 1/1/2031	2,045
26,443	7.500%, 2/1/2031	30,970
64,156	7.500%, 2/1/2031	76,011
	TOTAL	7,065,318
	Federal National Mortgage Association— 5.7%
989,627	2.000%, 1/1/2051	988,306
22,002	5.000%, 4/1/2036	25,058
134,330	5.500%, 11/1/2035	155,834
42,818	6.000%, 2/1/2026	48,319
2,563	6.000%, 5/1/2036	3,017
446	6.500%, 7/1/2029	511
925	6.500%, 5/1/2030	1,055
3,719	6.500%, 2/1/2031	4,298
3,676	6.500%, 4/1/2031	4,253
321	6.500%, 4/1/2031	372
4,729	6.500%, 5/1/2031	5,464
4,801	6.500%, 6/1/2031	5,554
7,013	6.500%, 7/1/2031	8,169
890	6.500%, 8/1/2031	1,015
2,782	7.000%, 4/1/2029	3,230
856	7.000%, 4/1/2029	994
4,637	7.000%, 5/1/2029	5,353
2,237	7.000%, 2/1/2030	2,601
2,339	8.000%, 12/1/2026	2,638
	TOTAL	1,266,041
	Government National Mortgage Association— 0.5%
6,159	5.000%, 1/15/2023	6,222
24,888	5.000%, 7/15/2023	25,870
5,762	7.000%, 10/15/2028	6,575
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2

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— continued
$ 1,133		7.000%, 12/15/2028	$1,297
3,382		7.000%, 2/15/2029	3,768
2,276		7.000%, 6/15/2029	2,616
4,353		8.000%, 10/15/2030	5,088
59,997		8.000%, 11/15/2030	70,690
		TOTAL	122,126
		Uniform Mortgage-Backed Securities, TBA— 14.9%
3,250,000	[1]	2.500%, 4/1/2051	3,334,677
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,917,040)	11,788,162
		AGENCY RISK TRANSFER SECURITIES— 10.2%
570,623	[2]	FHLMC - STACR, Series 2015-DNA, Class M3, 4.008% (1-month USLIBOR +3.900%), 12/25/2027	579,604
1,000,000	[2]	FHLMC - STACR, Series 2017-DNA3, Class M2, 2.608% (1-month USLIBOR +2.500%), 3/25/2030	1,018,247
649,907	[2]	FNMA - CAS 2016-C04, Series 2016-C04, Class 1M2, 4.358% (1-month USLIBOR +4.250%), 1/25/2029	675,971
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $2,315,161)	2,273,822
		U.S. TREASURY— 5.3%
		U.S. Treasury Bonds— 5.3%
1,200,000		United States Treasury Bond, 2.375%, 11/15/2049 (IDENTIFIED COST $1,251,207)	1,193,984
		COMMERCIAL MORTGAGE-BACKED SECURITY— 4.6%
		Non-Agency Commercial Mortgage-Backed Securities— 4.6%
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $1,029,990)	1,038,879
		ASSET-BACKED SECURITIES— 4.6%
		Auto Receivables— 4.6%
50,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	49,680
945,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	977,488
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $994,756)	1,027,168
		GOVERNMENT AGENCY— 4.3%
		Federal Farm Credit System— 4.3%
1,000,000		Federal Farm Credit System Notes, 0.700%, 1/27/2027 (IDENTIFIED COST $1,000,000)	973,694
	[2]	ADJUSTABLE RATE MORTGAGES— 0.4%
		Federal Home Loan Mortgage Corporation ARM— 0.1%
15,358		2.465%, 7/1/2035	16,005
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[2]	ADJUSTABLE RATE MORTGAGES— continued
		Federal National Mortgage Association ARM— 0.3%
$ 21,534		2.370%, 7/1/2034	$22,428
48,082		2.425%, 2/1/2036	50,704
		TOTAL	73,132
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $84,969)	89,137
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.3%
		Federal National Mortgage Association— 0.1%
25,105		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	27,907
		Non-Agency Mortgage-Backed Securities— 0.2%
73,940		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	26,902
5,100		Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	2,607
		TOTAL	29,509
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $102,646)	57,416
		INVESTMENT COMPANIES— 33.6%
352,788		Federated Hermes Corporate Bond Strategy Portfolio	4,152,310
3,363,811		Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[3]	3,363,811
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $7,563,811)	7,516,121
		TOTAL INVESTMENT IN SECURITIES—116.0% (IDENTIFIED COST $26,259,580)[4]	25,958,383
		OTHER ASSETS AND LIABILITIES - NET—(16.0)%[5]	(3,573,181)
		TOTAL NET ASSETS—100%	$22,385,202
At March 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[6]United States Treasury Notes 5-Year Long Futures	9	$1,110,586	June 2021	$(14,223)
[6]United States Treasury Notes 10-Year Long Futures	3	$392,812	June 2021	$(10,274)
Short Future:
[6]United States Treasury Long Bond Short Futures	4	$618,375	June 2021	$8,366
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(16,131)
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At March 31, 2021, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 03/31/2021[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swap:
Goldman Sachs and Co.	CMBX.NA. BBB-.11	Buy	3.000%	11/18/2054	1.34%	$2,000,000	$(118,256)	$(146,220)	$27,964
TOTAL CREDIT DEFAULT SWAPS							$(118,256)	$(146,220)	$27,964
Net Unrealized Appreciation/Depreciation on Futures and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2021, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 9/30/2020	$—	$4,355,056	$4,355,056
Purchases at Cost	$4,200,000	$9,281,134	$13,481,134
Proceeds from Sales	$—	$(10,272,379)	$(10,272,379)
Change in Unrealized Appreciation/Depreciation	$(47,690)	N/A	$(47,690)
Net Realized Gain/(Loss)	N/A	N/A	N/A
Value as of 3/31/2021	$4,152,310	$3,363,811	$7,516,121
Shares Held as of 3/31/2021	352,788	3,363,811	3,716,599
Dividend Income	$16,319	$391	$16,710

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
4	Also represents cost for federal tax purposes.
5
Assets, other than investment in securities, less liabilities. See Statement of Assets and
Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of
March 31, 2021.

6	Non-income-producing security.
Semi-Annual Shareholder Report
5

7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$11,788,162	$—	$11,788,162
Agency Risk Transfer Securities	—	2,273,822	—	2,273,822
U.S. Treasury	—	1,193,984	—	1,193,984
Commercial Mortgage-Backed Security	—	1,038,879	—	1,038,879
Asset-Backed Securities	—	1,027,168	—	1,027,168
Government Agency	—	973,694	—	973,694
Adjustable Rate Mortgages	—	89,137	—	89,137
Collateralized Mortgage Obligations	—	57,416	—	57,416
Investment Companies	7,516,121	—	—	7,516,121
TOTAL SECURITIES	$7,516,121	$18,442,262	$—	$25,958,383
Other Financial Instruments:
Assets
Futures Contracts	$8,366	$—	$—	$8,366
Liabilities
Swap Contracts	—	(118,256)	—	(118,256)
Futures Contracts	(24,497)	—	—	(24,497)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(16,131)	$(118,256)	$—	$(134,387)

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
STACR	—Structured Agency Credit Risk
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.78	$9.63	$9.25	$9.59	$9.82	$9.71
Income From Investment Operations:
Net investment income (loss)	0.07[1]	0.21[1]	0.26	0.25	0.21	0.28
Net realized and unrealized gain (loss)	0.03	0.20	0.39	(0.33)	(0.19)	0.11
Total From Investment Operations	0.10	0.41	0.65	(0.08)	0.02	0.39
Less Distributions:
Distributions from net investment income	(0.11)	(0.26)	(0.27)	(0.26)	(0.25)	(0.28)
Net Asset Value, End of Period	$9.77	$9.78	$9.63	$9.25	$9.59	$9.82
Total Return[2]	1.01%	4.30%	7.14%	(0.89)%	0.20%	4.04%
Ratios to Average Net Assets:
Net expenses[3]	0.33%[4]	0.37%	0.50%	0.51%	0.50%	0.49%
Net investment income	1.42%[4]	2.15%	2.75%	2.63%	2.21%	2.52%
Expense waiver/reimbursement[5]	1.25%[4]	0.84%	0.48%	0.24%	0.20%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,881	$22,347	$44,841	$90,789	$121,240	$150,636
Portfolio turnover	140%	333%	391%[6]	72%	277%	248%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	57%	203%	186%	18%	63%	57%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.77	$9.63	$9.25	$9.59	$9.81	$9.71
Income From Investment Operations:
Net investment income (loss)	0.05[1]	0.17[1]	0.23	0.22	0.18	0.25
Net realized and unrealized gain (loss)	0.03	0.20	0.39	(0.33)	(0.18)	0.10
Total From Investment Operations	0.08	0.37	0.62	(0.11)	—	0.35
Less Distributions:
Distributions from net investment income	(0.09)	(0.23)	(0.24)	(0.23)	(0.22)	(0.25)
Net Asset Value, End of Period	$9.76	$9.77	$9.63	$9.25	$9.59	$9.81
Total Return[2]	0.85%	3.89%	6.82%	(1.19)%	0.00%[3]	3.62%
Ratios to Average Net Assets:
Net expenses[4]	0.63%[5]	0.66%	0.80%	0.81%	0.81%	0.79%
Net investment income	1.11%[5]	1.75%	2.46%	2.33%	1.91%	2.25%
Expense waiver/reimbursement[6]	1.44%[5]	1.11%	0.69%	0.44%	0.40%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,504	$4,534	$4,540	$7,143	$11,269	$15,236
Portfolio turnover	140%	333%	391%[7]	72%	277%	248%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	57%	203%	186%	18%	63%	57%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and LiabilitiesMarch 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $7,516,121 of investment in affiliated holdings* (identified cost $26,259,580)	$25,958,383
Cash	4,668
Due from broker (Note 2)	8,248
Income receivable	52,781
Income receivable from affiliated holdings	90
Receivable for investments sold	258,468
Receivable for shares sold	103
Receivable for periodic payments from swap contracts	1,167
Total Assets	26,283,908
Liabilities:
Payable for investments purchased	3,615,816
Payable for shares redeemed	131,747
Payable for variation margin on futures contracts	8,678
Swaps, at value (premium received $146,220)	118,256
Income distribution payable	8,546
Payable to adviser (Note 5)	1,938
Payable for administrative fee (Note 5)	48
Payable for distribution services fee (Note 5)	141
Payable for other service fees (Notes 2 and 5)	768
Accrued expenses (Note 5)	12,768
Total Liabilities	3,898,706
Net assets for 2,292,253 shares outstanding	$22,385,202
Net Assets Consist of:
Paid-in capital	$24,349,170
Total distributable earnings (loss)	(1,963,968)
Total Net Assets	$22,385,202
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$18,881,188 ÷ 1,933,254 shares outstanding, no par value, 1,000,000,000 shares authorized	$9.77
Service Shares:
$3,504,014 ÷ 358,999 shares outstanding, no par value, 1,000,000,000 shares authorized	$9.76

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of OperationsSix Months Ended March 31, 2021 (unaudited)

Investment Income:
Interest	$207,385
Dividends received from affiliated holdings*	16,710
TOTAL INCOME	224,095
Expenses:
Investment adviser fee (Note 5)	44,818
Administrative fee (Note 5)	10,235
Custodian fees	3,993
Transfer agent fees	8,928
Directors’/Trustees’ fees (Note 5)	1,245
Auditing fees	16,121
Legal fees	5,265
Portfolio accounting fees	52,895
Distribution services fee (Note 5)	5,276
Other service fees (Notes 2 and 5)	5,267
Share registration costs	35,827
Printing and postage	10,474
Commitment fee	4,599
Miscellaneous (Note 5)	8,066
TOTAL EXPENSES	213,009
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(44,818)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(118,986)
TOTAL WAIVERS AND REIMBURSEMENTS	(163,804)
Net expenses	49,205
Net investment income	174,890
Semi-Annual Shareholder Report
11

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments	$329,269
Net realized loss on futures contracts	(260,345)
Net realized gain on swap contracts	1,009,870
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(47,690) on investments in affiliated holdings*)	(943,251)
Net change in unrealized depreciation of futures contracts	3,000
Net change in unrealized appreciation of swap contracts	5,663
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	144,206
Change in net assets resulting from operations	$319,096

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2021	Year Ended 9/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$174,890	$813,918
Net realized gain (loss)	1,078,794	198,062
Net change in unrealized appreciation/depreciation	(934,588)	(285,160)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	319,096	726,820
Distributions to Shareholders:
Institutional Shares	(238,439)	(933,587)
Service Shares	(40,610)	(108,043)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(279,049)	(1,041,630)
Share Transactions:
Proceeds from sale of shares	1,437,862	8,452,018
Net asset value of shares issued to shareholders in payment of distributions declared	208,150	729,737
Cost of shares redeemed	(6,181,299)	(31,367,401)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,535,287)	(22,185,646)
Change in net assets	(4,495,240)	(22,500,456)
Net Assets:
Beginning of period	26,880,442	49,380,898
End of period	$22,385,202	$26,880,442
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
March 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Select Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
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described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred
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securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $163,804 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$5,267
For the six months ended March 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America , the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
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The Fund uses credit default swaps to manage market and sector/asset class risks by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at March 31, 2021, is $0. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts are subject Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero.
Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $3,857,143. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a
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contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,093,203 and $88,339, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Option Contracts
The Fund buys or sells put and call options to manage duration and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
For the six months ended March 31, 2021, the Fund had no written option contracts.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$16,131*
Credit contracts	Swaps, at fair value	118,256
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$134,387

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Total
Interest rate contracts	$—	$(260,345)	$(260,345)
Credit contracts	1,009,870	—	1,009,870
TOTAL	$1,009,870	$(260,345)	$749,525

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Total
Interest rate contracts	$—	$3,000	$3,000
Credit contracts	5,663	—	5,663
TOTAL	$5,663	$3,000	$8,663
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	113,699	$1,135,439	777,919	$7,596,156
Shares issued to shareholders in payment of distributions declared	18,429	182,937	68,734	662,635
Shares redeemed	(484,380)	(4,816,818)	(3,215,735)	(30,408,263)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(352,252)	$(3,498,442)	(2,369,082)	$(22,149,472)
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	30,444	$302,423	87,500	$855,862
Shares issued to shareholders in payment of distributions declared	2,540	25,213	6,961	67,102
Shares redeemed	(137,913)	(1,364,481)	(101,917)	(959,138)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(104,929)	$(1,036,845)	(7,456)	$(36,174)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(457,181)	$(4,535,287)	(2,376,538)	$(22,185,646)
4. FEDERAL TAX INFORMATION
At March 31, 2021, the cost of investments for federal tax purposes was $26,259,580. The net unrealized depreciation of investments for federal tax purposes was $289,364. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $191,493 and net unrealized depreciation from investments for those securities having an excess of cost over value of $480,857. The amounts presented are inclusive of derivative contracts.
As of September 30, 2020, the Fund had a capital loss carryforward of $2,703,493 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,703,493	$—	$2,703,493
The Fund used capital loss carryforwards of $437,925 to offset capital gains realized during the year ended September 30, 2020.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund’s average daily net assets. Prior to June 1, 2020, the Investment Adviser Fee was 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended March 31, 2021, the Adviser voluntarily waived $43,772 of its fee and voluntarily reimbursed $114,764 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2021, the Adviser reimbursed $1,046.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$5,276	$(4,222)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2021, FSC retained $1,054 of fees paid by the Fund.
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Other Service Fees
For the six months ended March 31, 2021, FSSC received $187 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.33% and 0.63% (the “Fee Limit”) respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2021; or (b) the date of the Fund’s next effective Prospectus. Prior to December 1, 2019, the Fee Limits disclosed above for the referenced share classes were 0.50% and 0.80%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2021, were as follows:
Purchases	$4,249,972
Sales	$6,017,776
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC
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pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2021, the Fund had no outstanding loans. During the six months ended March 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2021, there were no outstanding loans. During the six months ended March 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Subsequent Events
The Directors approved re-naming the Fund to Federated Hermes Core Bond Fund effective on or about May 27, 2021. In conjunction with this name change, the Fund will re-designate its existing Service Shares as Class A Shares and will commence offering Class R6 Shares.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,010.10	$1.65
Service Shares	$1,000	$1,008.50	$3.15
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.29	$1.66
Service Shares	$1,000	$1,021.79	$3.18

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.33%
Service Shares	0.63%
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Evaluation and Approval of Advisory Contract–May 2020
Federated Select Total Return Bond Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES SELECT TOTAL RETURN BOND FUND [FORMERLY, FEDERATED MORTGAGE FUND])
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board noted that, effective November 27, 2019, the Fund changed its principal investment strategies and benchmark. The Fund’s former non-fundamental investment policy of investing at least 80% of net assets (plus any borrowings for investment purposes) in mortgage investments changed to allow the Fund to invest at least 80% of net assets (plus any borrowings for investment purposes) in fixed-income securities. In line with this strategy change, the Fund changed its benchmark index from the Bloomberg Barclays U.S. Mortgage Backed Securities Index to the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”). The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within 20% above or below the Index. Although the Board considered information comparing the Fund’s performance to that of the relevant Performance Peer Group, the Board concluded that, in light of the recent changes to the Fund, additional time is required to evaluate the Adviser’s performance in managing the Fund under its new mandate.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed
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to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2020, the Board approved a reduction of 5 basis points in the contractual advisory fee.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
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Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Select Total Return Bond Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Select Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
G02367-01 (5/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
March 31, 2021

Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX	R6 | FULLX

Federated Hermes Ultrashort Bond Fund
(formerly, Federated Ultrashort Bond Fund)
Fund Established 1997

A Portfolio of Federated Hermes Total Return Series, Inc.
(formerly, Federated Total Return Series, Inc.)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2020 through March 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	39.1%
Corporate Bonds	33.1%
Collateralized Mortgage Obligations	9.9%
Commercial Paper	2.3%
Commercial Mortgage-Backed Securities	2.0%
Non-Agency Mortgage-Backed Securities	1.5%
Certificate of Deposit	0.8%
Adjustable Rate Mortgages[3]	0.0%
Mortgage-Backed Securities[3,4]	0.0%
Derivative Contracts[3,5]	0.0%
High Yield Bond Core Fund	1.4%
Bank Loan Core Fund	2.7%
Securities Lending Collateral[3,6]	0.0%
Cash Equivalents[7]	6.8%
Other Assets and Liabilities—Net[8]	0.4%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	Represents less than 0.1%.
4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
5
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

6	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2021 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— 39.1%
		Auto Receivables— 21.0%
$ 15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	$15,368,656
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.180%, 7/18/2023	13,259,510
218,175		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	219,040
2,590,000		AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	2,693,556
2,000,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	2,043,563
5,320,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	5,503,294
6,000,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	6,031,327
17,825,000		AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	17,967,179
27,000,000		AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	26,919,896
14,745,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 0.426% (1-month USLIBOR +0.320%), 5/15/2023	14,775,820
7,300,000		BMW Vehicle Lease Trust 2019-1, Class A4, 2.920%, 8/22/2022	7,349,813
16,175,000		BMW Vehicle Owner Trust 2020-A, Class A3, 0.480%, 10/25/2024	16,243,330
6,100,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	6,119,882
2,500,000		Canadian Pacer Auto Receivable 2020-1A, Class A3, 1.830%, 7/19/2024	2,543,783
7,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	7,163,392
6,545,963		Capital One Prime Auto Receivables Trust 2020-1, Class A2, 1.640%, 6/15/2023	6,581,692
29,000,000		CarMax Auto Owner Trust 2021-1, Class A3, 0.340%, 12/15/2025	28,968,935
9,500,000		CarMax Auto Owner Trust 2021-1, Class B, 0.740%, 10/15/2026	9,404,369
800,000		CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	792,014
1,750,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,738,792
5,300,000		Carvana Auto Receivables Trust 2021-P1, Class N, 2.160%, 12/10/2027	5,313,628
39,404,814		Chase Auto Credit Linked Notes 2020-2, Class B, 0.840%, 2/25/2028	39,529,337
3,353,520		Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	3,363,692
4,096,085		Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	4,115,627
7,500,000		Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	7,510,726
5,500,000		Chase Auto Credit Linked Notes 2021-1, Class E, 2.365%, 9/25/2028	5,507,946
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 6,000,000		Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	$6,021,875
4,099,321		Drive Auto Receivables Trust 2019-2, Class B, 3.170%, 11/15/2023	4,128,089
1,249,987		Drive Auto Receivables Trust 2019-4, Class A3, 2.160%, 5/15/2023	1,254,012
635,000		Drive Auto Receivables Trust 2019-4, Class C, 2.510%, 11/17/2025	649,977
4,705,000		Drive Auto Receivables Trust 2020-1, Class C, 2.360%, 3/16/2026	4,816,109
8,600,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	8,894,607
32,870,000		Enterprise Fleet Financing LLC 2021-1, Class A2, 0.440%, 12/21/2026	32,863,094
10,772,499		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	10,812,254
10,250,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	10,376,396
7,000,000		Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	7,144,374
11,500,000		Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	11,613,776
6,750,000		Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	6,896,977
15,000,000		Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	15,003,186
5,000,000		Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	5,007,753
6,600,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	6,804,019
5,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	5,157,066
5,850,000		Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	6,028,196
5,158,747		Ford Credit Auto Owner Trust 2020-B, Class A2A, 0.500%, 2/15/2023	5,171,898
5,000,000		Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	4,986,657
4,280,000		Ford Credit Auto Owner Trust 2020-C, Class C, 1.040%, 5/15/2028	4,290,441
2,565,000		Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,548,187
2,763,000		Ford Credit Floorplan Master Owner Trust 2019-1, Class A, 2.840%, 3/15/2024	2,833,378
16,000,000		Ford Credit Floorplan Master Owner Trust 2019-1, Class B, 3.040%, 3/15/2024	16,436,379
5,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2019-3, Class A2, 0.706% (1-month USLIBOR +0.600%), 9/15/2024	5,040,312
14,000,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class B, 0.980%, 9/15/2025	14,027,222
14,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	14,686,355
17,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	17,975,723
3,340,000		General Motors 2019-1, Class C, 3.060%, 4/15/2024	3,420,445
9,480,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	9,524,142
2,450,000		General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,443,653
1,440,000		General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,446,543
13,000,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	13,066,953
5,750,000		General Motors 2020-2, Class B, 0.960%, 10/15/2025	5,662,783
4,000,000		General Motors 2020-2, Class C, 1.310%, 10/15/2025	3,981,840
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 6,550,000		GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	$6,634,654
2,554,746	[1]	GM Financial Automobile Leasing Trust 2020-1, Class A2B, 0.250% (1-month USLIBOR +0.140%), 4/20/2022	2,559,620
7,000,000		GM Financial Automobile Leasing Trust 2020-1, Class D, 2.280%, 6/20/2024	7,126,322
3,000,000		GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	3,112,415
7,840,000		GM Financial Automobile Leasing Trust 2020-2, Class D, 3.210%, 12/20/2024	8,199,541
23,478,221	[1]	GM Financial Automobile Leasing Trust 2020-3, Class A2B, 0.240% (1-month USLIBOR +0.130%), 11/21/2022	23,527,213
9,000,000		GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	9,180,690
9,640,000		GM Financial Automobile Leasing Trust 2021-1, Class C, 0.700%, 2/20/2025	9,638,612
10,000,000		GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	10,012,486
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.570%, 7/17/2023	4,321,379
3,275,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,411,665
9,000,000		GM Financial Securitized Term 2019-3, Class C, 2.620%, 1/16/2025	9,273,075
3,350,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	3,332,014
2,000,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	2,030,472
8,400,000		GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	8,401,326
1,675,000		GM Financial Securitized Term 2021-1, Class B, 0.750%, 5/17/2027	1,665,947
1,375,000		GM Financial Securitized Term 2021-1, Class C, 1.040%, 5/17/2027	1,367,226
9,554,269		Harley-Davidson Motorcycle Trust 2019-A, Class A3, 2.340%, 2/15/2024	9,688,383
5,560,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,708,620
1,595,274		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	1,607,648
6,500,000		Honda Auto Receivables Owner Trust 2019-1, Class A4, 2.900%, 6/18/2024	6,715,679
4,516,183		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	4,594,643
10,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	10,164,753
4,375,000		Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	4,475,476
6,100,000		Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	6,157,880
30,000,000		Hyundai Auto Lease Securitization Trust 2021-A, Class A3, 0.330%, 1/16/2024	30,065,565
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 5,150,000		Hyundai Auto Lease Securitization Trust 2021-A, Class B, 0.610%, 10/15/2025	$5,154,911
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.440%, 5/15/2024	9,607,278
16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	16,643,658
2,750,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	2,852,975
4,900,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	5,114,432
4,125,000		Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	4,123,518
6,353,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	6,416,895
6,375,000		Hyundai Auto Receivables Trust 2020-C, Class C, 1.080%, 12/15/2027	6,304,308
879,706		Mercedes-Benz Auto Lease Trust 2019-A, Class A3, 3.100%, 11/15/2021	882,832
4,300,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,332,560
11,100,000		Mercedes-Benz Auto Lease Trust 2019-B, Class A4, 2.050%, 8/15/2025	11,309,679
11,500,000		Mercedes-Benz Auto Lease Trust 2020-B, Class A4, 0.500%, 6/15/2026	11,544,516
6,541,082		Mercedes-Benz Auto Receivables Trust 2020-1, Class A2, 0.460%, 3/15/2023	6,558,710
5,330,000	[1]	NextGear Floorplan Master Owner Trust 2018-2A, Class A1, 0.706% (1-month USLIBOR +0.600%), 10/15/2023	5,347,892
33,000,000		NextGear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	33,363,544
18,000,000		NextGear Floorplan Master Owner Trust 2019-2A, Class B, 2.300%, 10/15/2024	17,488,350
4,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	4,039,707
12,743,521		Nissan Auto Receivables Owner 2020-B, Class A2A, 0.470%, 10/17/2022	12,773,798
4,000,000		Nissan Auto Receivables Owner 2020-B, Class A3, 0.550%, 7/15/2024	4,019,686
26,225,000	[1]	Nissan Master Owner Trust Receivables 2019-A, Class A, 0.666% (1-month USLIBOR +0.560%), 2/15/2024	26,379,825
20,000,000	[1]	Nissan Master Owner Trust Receivables 2019-B, Class A, 0.536% (1-month USLIBOR +0.430%), 11/15/2023	20,077,780
17,000,000		Santander Consumer Auto Receivables 2021-AA, Class A2, 0.230%, 11/15/2023	17,025,896
1,500,000		Santander Consumer Auto Receivables 2021-AA, Class D, 1.570%, 1/15/2027	1,483,792
1,750,000		Santander Consumer Auto Receivables 2021-AA, Class E, 3.280%, 3/15/2027	1,778,832
4,150,000		Santander Consumer Auto Receivables Trust 2020-B, Class B, 0.770%, 12/15/2025	4,167,934
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class C, 1.290%, 4/15/2026	2,021,016
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 3,050,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	$3,095,471
9,300,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	9,519,626
17,550,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	18,162,125
10,000,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	10,359,325
32,125,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	32,464,664
4,100,000		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	4,172,577
9,500,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	9,578,614
18,450,000		Santander Drive Auto Receivables Trust 2021-1, Class A3, 0.320%, 9/16/2024	18,480,271
55,000,000		Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	54,791,709
14,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	14,444,143
985,000		Santander Retail Auto Lease Trust 2019-B, Class B, 2.580%, 8/21/2023	1,006,495
15,600,000		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	15,996,009
10,000,362	[1]	Santander Retail Auto Lease Trust 2019-C, Class A2B, 0.450% (1-month USLIBOR +0.340%), 9/20/2022	10,032,182
5,260,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	5,440,833
5,750,000		Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	5,774,257
20,000,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	20,420,082
15,000,000		Santander Retail Auto Lease Trust 2021-A, Class B, 0.920%, 3/20/2026	15,004,281
40,000,000		Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	40,035,196
22,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	22,085,435
16,760,000		Tesla Auto Lease Trust 2019-A, Class A4, 2.200%, 11/21/2022	17,191,360
16,995,000		Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	17,202,349
3,650,000		Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	3,742,094
13,000,000		Tesla Auto Lease Trust 2021-A, Class C, 1.180%, 3/20/2025	13,000,926
16,900,000		Tesla Auto Lease Trust 2021-A, Class D, 1.340%, 3/20/2025	16,900,423
10,000,000		Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	10,001,691
4,804,621		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	4,882,886
7,000,000		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	7,096,768
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 10,000,000		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	$10,046,045
9,425,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	9,594,910
34,600,000		Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	34,698,015
12,000,000		Volkswagen Auto Lease Trust 2020-A, Class A4, 0.450%, 7/21/2025	12,014,168
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,270,745
1,593,000		World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	1,638,816
13,500,000		World Omni Auto Receivables Trust 2019-C, Class B, 2.200%, 12/15/2025	13,899,753
8,100,000		World Omni Auto Receivables Trust 2019-C, Class C, 2.400%, 6/15/2026	8,331,291
1,400,000		World Omni Auto Receivables Trust 2020-A, Class C, 1.640%, 8/17/2026	1,420,515
4,741,177	[1]	World Omni Auto Receivables Trust 2020-B, Class A2B, 0.356% (1-month USLIBOR +0.250%), 7/17/2023	4,753,427
9,507,999		World Omni Auto Receivables Trust 2020-C, Class A2, 0.350%, 12/15/2023	9,540,542
5,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	4,995,513
2,650,000		World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,687,735
6,430,000		World Omni Auto Receivables Trust 2021-A, Class B, 0.640%, 12/15/2026	6,378,400
1,685,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,671,625
3,032,787		World Omni Auto Receivables Trust, Class A3, 3.040%, 5/15/2024	3,091,505
6,500,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	6,552,632
5,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	5,103,545
6,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	6,102,517
10,645,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	10,766,129
5,700,000		World Omni Automobile Lease Securitization Trust 2020-B, Class B, 0.700%, 2/17/2026	5,701,446
373,972		World Omni Select Auto Trust 2019-A, Class A2A, 2.060%, 8/15/2023	375,616
18,000,000		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	18,246,384
5,000,000		World Omni Select Auto Trust 2019-A, Class C, 2.380%, 12/15/2025	5,124,028
4,941,047		World Omni Select Auto Trust 2020-A, Class A2, 0.470%, 6/17/2024	4,955,369
9,250,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	9,230,780
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 7,750,000		World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	$7,707,668
9,000,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	9,117,985
		TOTAL	1,578,729,994
		Credit Card— 5.0%
8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 0.556% (1-month USLIBOR +0.450%), 9/16/2024	8,240,652
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 0.686% (1-month USLIBOR +0.580%), 2/18/2025	6,716,215
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 0.426% (1-month USLIBOR +0.320%), 10/15/2025	12,059,060
11,537,000	[1]	American Express Credit Account Master Trust 2018-5, Class A, 0.446% (1-month USLIBOR +0.340%), 12/15/2025	11,603,432
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 0.656% (1-month USLIBOR +0.550%), 12/15/2025	10,101,626
3,600,000	[1]	American Express Credit Account Master Trust 2018-7, Class A, 0.466% (1-month USLIBOR +0.360%), 2/17/2026	3,624,530
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 0.676% (1-month USLIBOR +0.570%), 2/17/2026	16,669,252
16,286,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	16,540,816
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 0.696% (1-month USLIBOR +0.590%), 4/15/2026	18,881,036
4,202,000		American Express Credit Account Master Trust 2019-2, Class B, 2.860%, 11/15/2024	4,316,320
8,500,000		Bank of America Credit Card Trust 2018-A3, Class A3, 3.100%, 12/15/2023	8,589,709
15,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 0.436% (1-month USLIBOR +0.330%), 7/15/2024	15,036,778
1,200,000	[1]	Capital One Multi-Asset Execution Trust 2017-A2, Class A2, 0.516% (1-month USLIBOR +0.410%), 1/15/2025	1,205,559
4,700,000	[1]	Capital One Multi-Asset Execution Trust 2018-A2, Class A2, 0.456% (1-month USLIBOR +0.350%), 3/16/2026	4,722,623
2,000,000	[1]	Cards II Trust 2019-1A, Class A, 0.496% (1-month USLIBOR +0.390%), 5/15/2024	2,002,880
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 0.593% (1-month USLIBOR +0.490%), 12/7/2023	10,044,413
10,800,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 0.440% (1-month USLIBOR +0.330%), 1/20/2025	10,859,980
20,250,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.443% (1-month USLIBOR +0.340%), 6/7/2025	20,382,326
6,250,000	[1]	Discover Card Execution Note Trust 2017-A1, Class A1, 0.596% (1-month USLIBOR +0.490%), 7/15/2024	6,280,021
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.466% (1-month USLIBOR +0.360%), 4/15/2025	14,778,449
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Credit Card— continued
$ 14,655,000	[1]	Discover Card Execution Note Trust 2018-A2, Class A2, 0.436% (1-month USLIBOR +0.330%), 8/15/2025	$14,737,074
6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.496% (1-month USLIBOR +0.390%), 3/15/2026	6,271,241
4,500,000		Discover Card Execution Note Trust 2019-A3, Class A, 1.890%, 10/15/2024	4,616,687
20,000,000	[1]	Evergreen Credit Card Trust 2019-3, Class A, 0.476% (1-month USLIBOR +0.370%), 10/16/2023	20,054,246
13,000,000		Evergreen Credit Card Trust 2019-3, Class B, 2.360%, 10/16/2023	13,158,172
3,369,000		Evergreen Credit Card Trust 2019-3, Class C, 2.710%, 10/16/2023	3,414,492
4,100,000		Evergreen Credit Card Trust Series 2019-2, Class B, 2.270%, 9/15/2024	4,209,402
7,000,000	[1]	First National Master Note Trust 2018-1, Class A, 0.566% (1-month USLIBOR +0.460%), 10/15/2024	7,022,170
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 0.626% (1-month USLIBOR +0.520%), 7/15/2024	21,639,137
7,000,000	[1]	Golden Credit Card Trust 2019-2A, Class A, 0.456% (1-month USLIBOR +0.350%), 10/15/2023	7,017,604
23,995,000	[1]	Master Credit Card Trust 2018-1A, Class A, 0.600% (1-month USLIBOR +0.490%), 7/21/2024	24,167,445
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,926,944
4,237,000		Master Credit Card Trust 2018-1A, Class C, 3.737%, 7/21/2024	4,397,907
18,500,000	[1]	Master Credit Card Trust 2019-2A, Class A, 0.500% (1-month USLIBOR +0.390%), 1/21/2023	18,542,295
11,000,000	[1]	Penarth Master Issuer 2019-1A, Class A1, 0.648% (1-month USLIBOR +0.540%), 7/18/2023	11,008,179
1,800,000	[1]	Trillium Credit Card Trust II 2020-1A, Class A, 0.484% (1-month USLIBOR +0.370%), 12/26/2024	1,805,543
4,240,000		Trillium Credit Card Trust II 2020-1A, Class B, 2.331%, 12/26/2024	4,288,589
		TOTAL	376,932,804
		Equipment Lease— 5.5%
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,575,442
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,764,136
4,940,000		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	4,990,727
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,295,660
10,050,000		CNH Equipment Trust 2021-A, Class B, 0.970%, 6/15/2028	10,041,129
2,600,000		Dell Equipment Finance Trust 2018-1, Class C, 3.530%, 6/22/2023	2,617,386
4,500,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	4,596,277
8,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	8,181,173
1,021,347		Dell Equipment Finance Trust 2019-2, Class A2, 1.950%, 12/22/2021	1,026,485
6,000,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	6,130,573
5,000,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	5,392,403
4,834,000		Dell Equipment Finance Trust 2020-2, Class B, 0.920%, 11/22/2023	4,832,742
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Equipment Lease— continued
$ 2,350,000	Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	$2,369,932
2,850,000	Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	2,910,336
12,280,000	Dell Equipment Finance Trust 2021-1, Class B, 0.710%, 5/22/2026	12,291,129
17,617,000	Dell Equipment Finance Trust 2021-1, Class C, 0.810%, 5/22/2026	17,633,150
19,818,000	Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	19,831,883
4,600,448	Dell Equipment Finance Trust, Class B, 3.340%, 6/22/2023	4,623,637
2,335,000	DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	2,417,828
23,282,274	DLL Securitization Trust 2019-MA2, Class A3, 2.340%, 9/20/2023	23,607,288
13,251,000	DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	13,652,389
3,200,000	Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	3,259,289
7,500,000	Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,901,006
10,800,000	Great America Leasing Receivables 2020-1 old, Class B, 2.000%, 2/16/2026	11,150,333
27,500,000	Great America Leasing Receivables 2021-1, Class A2, 0.270%, 6/15/2023	27,508,046
2,610,000	Great America Leasing Receivables 2021-1, Class B, 0.720%, 12/15/2026	2,584,584
2,750,000	HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	2,787,653
11,650,000	HPEFS Equipment Trust 2020-1A, Class C, 2.030%, 2/20/2030	11,849,876
2,750,000	HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	2,780,661
2,500,000	HPEFS Equipment Trust 2020-2A, Class A3, 0.690%, 7/22/2030	2,512,407
8,000,000	HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	8,181,481
25,000,000	HPEFS Equipment Trust 2021-1A, Class B, 0.570%, 3/20/2031	24,994,052
19,640,000	HPEFS Equipment Trust 2021-1A, Class C, 0.750%, 3/20/2031	19,616,271
17,000,000	HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	16,953,420
353,618	John Deere Owner Trust 2018-B, Class A3, 3.080%, 11/15/2022	356,927
4,018,824	John Deere Owner Trust 2020-B, Class A2, 0.410%, 3/15/2023	4,028,241
1,618,424	Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	1,626,647
1,750,000	Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	1,791,347
7,925,957	Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	7,943,039
132,208	MMAF Equipment Finance LLC 2019-A, Class A2, 2.840%, 1/10/2022	132,512
9,637,276	MMAF Equipment Finance LLC 2020-A, Class A2, 0.740%, 4/9/2024	9,674,558
21,000,000	MMAF Equipment Finance LLC 2020-BA, Class A2, 0.380%, 8/14/2023	21,056,729
3,679,000	Transportation Finance Equipment Trust 2019-1, Class B, 2.060%, 5/23/2024	3,742,090
2,500,000	Transportation Finance Equipment Trust 2019-1, Class C, 2.190%, 8/23/2024	2,493,053
3,000,000	Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	2,991,539
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Equipment Lease— continued
$ 4,770,000		Volvo Financial Equipment LLC 2019-1A, Class C, 3.480%, 4/15/2026	$4,931,791
4,200,000		Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	4,338,215
1,464,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,505,889
22,500,000		Volvo Financial Equipment LLC 2020-1A, Class A2, 0.370%, 4/17/2023	22,556,999
23,305,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 0.626% (1-month USLIBOR +0.520%), 7/17/2023	23,356,385
		TOTAL	409,386,745
		Home Equity Loan— 0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 0.848% (1-month USLIBOR +0.740%), 8/25/2034	25,701
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	25,701
		Manufactured Housing— 0.0%
4,754		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	4,772
		Other— 7.6%
1,639,185		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	1,639,267
3,118,489		ARI Fleet Lease Trust 2019-A, Class A2A, 2.410%, 11/15/2027	3,150,595
997,748	[1]	Chesapeake Funding II LLC 2017-4A, Class A2, 0.416% (1-month USLIBOR +0.310%), 11/15/2029	999,444
4,000,000		Chesapeake Funding II LLC 2017-4A, Class B, 2.590%, 11/15/2029	4,033,568
3,660,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	3,688,137
2,750,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.260%, 11/15/2029	2,779,856
3,125,544	[1]	Chesapeake Funding II LLC 2018-1A, Class A2, 0.556% (1-month USLIBOR +0.450%), 4/15/2030	3,132,927
5,526,307	[1]	Chesapeake Funding II LLC 2018-2A, Class A2, 0.476% (1-month USLIBOR +0.370%), 8/15/2030	5,561,477
5,525,000		Chesapeake Funding II LLC 2018-2A, Class B, 3.520%, 8/15/2030	5,646,998
7,000,000		Chesapeake Funding II LLC 2018-2A, Class C, 3.720%, 8/15/2030	7,159,253
4,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	4,099,875
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.110%, 4/15/2031	6,334,321
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	3,880,815
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	4,105,713
9,654,096		Chesapeake Funding II LLC 2020-1A, Class A1, 0.870%, 8/16/2032	9,717,885
1,840,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/16/2032	1,858,813
1,430,000		Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/16/2032	1,473,029
1,350,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/16/2032	1,343,297
5,300,000		Chesapeake Funding II LLC 2021-1A, Class B, 0.990%, 4/15/2033	5,309,431
2,000,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	2,003,702
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 2,550,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	$2,554,511
112,408	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 0.446% (1-month USLIBOR +0.340%), 8/15/2029	112,614
3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	3,913,261
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	2,310,475
5,100,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	5,134,149
2,159,196		Enterprise Fleet Financing LLC 2018-2, Class A2, 3.140%, 2/20/2024	2,172,397
3,444,764		Enterprise Fleet Financing LLC 2019-1, Class A2, 2.980%, 10/20/2024	3,495,848
5,344,557		Enterprise Fleet Financing LLC 2019-2, Class A2, 2.290%, 2/20/2025	5,435,927
2,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	2,080,715
4,817,268		Enterprise Fleet Financing LLC 2019-3, Class A2, 2.060%, 5/20/2025	4,898,900
4,322,428		Enterprise Fleet Financing LLC 2020-1, Class A2, 1.780%, 12/22/2025	4,389,478
3,123,432	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.788% (1-month USLIBOR +0.680%), 10/25/2035	3,104,898
8,773,696	[1]	Navient Student Loan Trust 2019-D, Class A2B, 1.156% (1-month USLIBOR +1.050%), 12/15/2059	8,873,761
180,209		Navient Student Loan Trust 2019-EA, Class A1, 2.390%, 5/15/2068	181,200
3,572,937	[1]	Navient Student Loan Trust 2020-A, Class A1, 0.456% (1-month USLIBOR +0.350%), 11/15/2068	3,590,800
6,141,886	[1]	Navient Student Loan Trust 2020-CA, Class A1, 0.856% (1-month USLIBOR +0.750%), 11/15/2068	6,186,129
22,550,406		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	22,736,483
19,328,788		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	19,525,075
36,939,655		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	36,994,026
22,575,000		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	22,643,237
8,510,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class A, 0.748% (1-month USLIBOR +0.640%), 5/25/2024	8,530,340
2,625,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class C, 1.058% (1-month USLIBOR +0.950%), 5/25/2024	2,631,369
2,665,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class D, 1.558% (1-month USLIBOR +1.450%), 5/25/2024	2,671,662
9,800,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.058% (1-month USLIBOR +0.950%), 7/25/2025	9,862,985
5,500,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class B, 1.458% (1-month USLIBOR +1.350%), 7/25/2025	5,497,557
3,250,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class D, 3.008% (1-month USLIBOR +2.900%), 7/25/2025	3,245,963
11,000,000	[1]	PFS Financing Corp. 2019-A, Class A1, 0.656% (1-month USLIBOR +0.550%), 4/15/2024	11,079,257
6,500,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	6,697,148
6,000,000	[1]	PFS Financing Corp. 2019-B, Class A, 0.656% (1-month USLIBOR +0.550%), 9/15/2023	6,039,424
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 3,100,000	[1]	PFS Financing Corp. 2019-B, Class B, 0.906% (1-month USLIBOR +0.800%), 9/15/2023	$3,117,782
2,000,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,055,413
10,000,000		PFS Financing Corp. 2020-B, Class A, 1.210%, 6/15/2024	10,143,622
12,500,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	12,629,847
4,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	4,065,086
2,900,000		PFS Financing Corp. 2020-F, Class B, 1.420%, 8/15/2024	2,929,852
7,500,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	7,561,872
4,915,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	4,992,524
30,000,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	29,978,856
4,675,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	4,660,854
4,278,956		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	4,474,966
6,752,104		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	6,826,585
694,344	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.708% (1-month USLIBOR +0.600%), 11/25/2027	696,322
5,189,777	[1]	SMB Private Education Loan Trust 2020-A, Class A1, 0.406% (1-month USLIBOR +0.300%), 3/15/2027	5,214,604
520,020	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 1.058% (1-month USLIBOR +0.950%), 1/25/2039	524,699
591,171	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 0.958% (1-month USLIBOR +0.850%), 7/25/2039	593,351
1,286,991	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 0.808% (1-month USLIBOR +0.700%), 3/26/2040	1,292,214
910,146	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 0.708% (1-month USLIBOR +0.600%), 7/25/2040	912,582
805,413	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 0.608% (1-month USLIBOR +0.500%), 11/26/2040	806,977
903,199	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 0.458% (1-month USLIBOR +0.350%), 2/25/2042	900,348
5,296,794		Social Professional Loan Program LLC 2020-A, Class A1FX, 2.060%, 5/15/2046	5,353,030
598,886		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	602,857
3,400,548		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	3,449,705
3,072,825		Sofi Consumer Loan Program Trust 2020-1, Class A, 2.020%, 1/25/2029	3,113,930
5,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	5,092,109
3,539,329	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 0.858% (1-month USLIBOR +0.750%), 9/25/2056	3,518,849
1,422,563	[1]	Verizon Owner Trust 2018-1A, Class A1B, 0.370% (1-month USLIBOR +0.260%), 9/20/2022	1,429,871
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,140,482
3,500,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	3,567,092
9,400,000		Verizon Owner Trust 2019-A, Class C, 3.220%, 9/20/2023	9,720,977
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 11,000,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	$11,223,544
4,200,000	[1]	Verizon Owner Trust 2019-B, Class A1B, 0.560% (1-month USLIBOR +0.450%), 12/20/2023	4,232,259
6,500,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	6,644,197
17,600,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	18,138,979
27,000,000	[1]	Verizon Owner Trust 2020-A, Class A1B, 0.380% (1-month USLIBOR +0.270%), 7/22/2024	27,108,950
10,000,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	10,290,417
17,000,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	17,116,508
27,000,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	27,087,828
9,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	9,024,350
		TOTAL	571,742,282
		Rate Reduction Bond— 0.0%
747,285		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	759,765
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,914,935,856)	2,937,582,063
		CORPORATE BONDS— 33.1%
		Basic Industry - Chemicals— 0.1%
4,800,000		Equate Petrochemical BV, Sr. Unsecd. Note, REGS, 3.000%, 3/3/2022	4,886,712
3,315,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	3,322,080
		TOTAL	8,208,792
		Capital Goods - Aerospace & Defense— 1.1%
5,000,000		Boeing Co., Sr. Unsecd. Note, 1.167%, 2/4/2023	5,067,672
17,075,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	17,504,317
1,200,000	[3]	Boeing Co., Sr. Unsecd. Note, 2.300%, 8/1/2021	1,207,910
5,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	5,353,460
14,500,000		Leidos, Inc., Unsecd. Note, 144A, 2.950%, 5/15/2023	15,176,860
37,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 0.650%, 4/1/2023	37,000,855
		TOTAL	81,311,074
		Capital Goods - Construction Machinery— 0.3%
9,610,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	9,871,529
8,865,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	8,880,949
4,360,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 7/5/2023	4,395,226
		TOTAL	23,147,704
		Capital Goods - Diversified Manufacturing— 1.2%
15,000,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	15,389,029
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Capital Goods - Diversified Manufacturing— continued
$ 20,000,000	[1]	Honeywell International, Inc., Sr. Unsecd. Note, 0.411% (3-month USLIBOR +0.230%), 8/19/2022	$20,016,517
10,000,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	10,008,132
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,045,302
1,545,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	1,538,349
8,235,000	[1]	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 0.644% (3-month USLIBOR +0.450%), 4/5/2023	8,235,446
3,830,000		Roper Technologies, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2022	3,829,171
7,135,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	7,461,305
20,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	21,437,928
		TOTAL	89,961,179
		Communications - Cable & Satellite— 0.3%
20,830,000	[1]	Comcast Corp., Sr. Unsecd. Note, 0.871% (3-month USLIBOR +0.630%), 4/15/2024	21,055,381
		Communications - Media & Entertainment— 0.2%
2,610,000		Fox Corp., Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	2,679,229
555,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.750%, 10/1/2021	564,329
10,160,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 0.440% (3-month USLIBOR +0.250%), 9/1/2021	10,169,729
		TOTAL	13,413,287
		Communications - Telecom Wireless— 0.7%
19,530,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	19,503,166
30,800,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 1.213% (3-month USLIBOR +0.990%), 1/16/2024	31,317,691
		TOTAL	50,820,857
		Communications - Telecom Wirelines— 0.4%
25,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.800%, 3/20/2026	25,163,212
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 1.189% (3-month USLIBOR +1.000%), 3/16/2022	4,204,591
		TOTAL	29,367,803
		Consumer Cyclical - Automotive— 2.9%
7,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.472% (3-month USLIBOR +0.290%), 12/10/2021	7,010,000
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.502% (3-month USLIBOR +0.280%), 1/12/2024	10,001,734
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	5,036,583
14,285,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	14,222,614
9,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	9,236,987
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 1.463% (3-month USLIBOR +1.270%), 3/28/2022	3,547,302
3,510,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	3,813,476
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical - Automotive— continued
$ 10,500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	$10,699,734
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.783% (3-month USLIBOR +1.550%), 1/14/2022	9,183,820
5,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.200%, 3/20/2023	6,145,950
14,980,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.250%, 9/18/2023	15,093,801
8,895,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	9,136,504
4,850,000		Metalsa Sa De Cv, 144A, 4.900%, 4/24/2023	5,119,878
20,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.833% (3-month USLIBOR +0.640%), 3/8/2024	19,962,977
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.883% (3-month USLIBOR +0.690%), 9/28/2022	3,999,187
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 1.114% (3-month USLIBOR +0.890%), 1/13/2022	10,028,889
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 0.614% (3-month USLIBOR +0.390%), 1/11/2023	5,024,005
16,800,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.318% (3-month USLIBOR +0.125%), 8/13/2021	16,807,413
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.367% (Secured Overnight Financing Rate +0.330%), 1/11/2024	10,032,096
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.914% (3-month USLIBOR +0.690%), 1/11/2022	5,024,096
30,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.750%, 11/23/2022	30,092,873
2,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	2,022,020
8,570,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	8,799,203
		TOTAL	220,041,142
		Consumer Cyclical - Retailers— 0.4%
3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	3,665,806
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,005,363
18,700,000	[1,3]	Home Depot, Inc., Sr. Unsecd. Note, 0.500% (3-month USLIBOR +0.310%), 3/1/2022	18,755,315
		TOTAL	26,426,484
		Consumer Cyclical - Services— 0.4%
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.400%, 6/3/2023	10,033,211
17,000,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	18,243,975
		TOTAL	28,277,186
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Food/Beverage— 0.7%
$ 6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 1.233% (3-month USLIBOR +1.010%), 10/17/2023	$7,054,020
6,900,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	6,903,505
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,208,107
5,028,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	5,396,112
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,175,496
15,580,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	15,629,923
8,660,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	8,692,512
		TOTAL	56,059,675
		Consumer Non-Cyclical - Health Care— 0.4%
10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.205% (3-month USLIBOR +1.030%), 6/6/2022	10,600,102
12,495,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	12,815,799
8,145,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	8,151,080
		TOTAL	31,566,981
		Consumer Non-Cyclical - Pharmaceuticals— 1.2%
13,635,000	[1]	AbbVie, Inc., Sr. Unsecd. Note, Series WI, 0.832% (3-month USLIBOR +0.650%), 11/21/2022	13,723,181
4,700,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,528,925
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 0.802% (3-month USLIBOR +0.620%), 6/10/2022	6,537,505
2,000,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 0.830% (3-month USLIBOR +0.630%), 6/25/2021	2,001,543
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.193% (3-month USLIBOR +1.010%), 12/15/2023	9,226,136
6,330,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	6,331,754
500,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 0.573% (3-month USLIBOR +0.380%), 5/16/2022	501,784
4,615,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	4,933,986
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,510,064
7,000,000	[1]	Gilead Sciences, Inc., Sr. Unsecd. Note, 0.713% (3-month USLIBOR +0.520%), 9/29/2023	7,009,062
1,900,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.950%, 3/1/2022	1,926,149
4,735,000	[3]	Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	5,080,150
12,085,000		Royalty Pharma PLC, Unsecd. Note, 144A, 0.750%, 9/2/2023	12,080,188
9,500,000		Zoetis, Inc., Sr. Unsecd. Note, 4.500%, 11/13/2025	10,778,658
		TOTAL	88,169,085
		Consumer Non-Cyclical - Products— 0.4%
22,955,000		Procter & Gamble Co., Sr. Unsecd. Note, 0.550%, 10/29/2025	22,578,307
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Products— continued
$ 6,545,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	$6,567,304
		TOTAL	29,145,611
		Consumer Non-Cyclical - Tobacco— 0.1%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 1.073% (3-month USLIBOR +0.880%), 8/15/2022	10,077,753
		Energy - Independent— 0.4%
13,300,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 1.643% (3-month USLIBOR +1.450%), 8/15/2022	13,164,140
13,365,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 0.750%, 1/15/2024	13,325,160
		TOTAL	26,489,300
		Energy - Integrated— 1.3%
2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 1.059% (3-month USLIBOR +0.870%), 9/16/2021	2,790,049
10,000,000	[1]	Chevron Corp., Unsecd. Note, 0.723% (3-month USLIBOR +0.530%), 11/15/2021	10,033,279
15,000,000	[1]	Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.402% (3-month USLIBOR +0.200%), 8/11/2023	15,020,984
14,155,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	14,474,523
5,329,000	[3]	Petroleos Mexicanos, Sr. Unsecd. Note, 5.375%, 3/13/2022	5,460,386
4,931,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 1.875%, 4/21/2022	5,781,699
15,200,000	[1]	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 3.827% (3-month USLIBOR +3.650%), 3/11/2022	15,427,544
18,060,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	18,087,715
2,345,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	2,450,813
6,000,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	6,526,651
		TOTAL	96,053,643
		Energy - Midstream— 0.2%
10,800,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	11,078,697
525,000	[1]	MPLX LP, Sr. Unsecd. Note, 1.285% (3-month USLIBOR +1.100%), 9/9/2022	525,279
		TOTAL	11,603,976
		Energy - Refining— 1.1%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	8,997,918
9,750,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 12/15/2023	10,717,677
35,000,000	[1]	Phillips 66, Sr. Unsecd. Note, 0.813% (3-month USLIBOR +0.620%), 2/15/2024	35,057,122
2,500,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	2,509,342
24,900,000	[1]	Valero Energy Corp., Sr. Unsecd. Note, 1.333% (3-month USLIBOR +1.150%), 9/15/2023	24,986,488
		TOTAL	82,268,547
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— 10.6%
$ 10,000,000	[1]	American Express Co., 0.839% (3-month USLIBOR +0.650%), 2/27/2023	$10,082,385
9,125,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	9,204,824
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,863,290
4,000,000	[1]	Australia & New Zealand Banking Group Ltd New York, Unsecd. Note, 144A, 0.651% (3-month USLIBOR +0.460%), 5/17/2021	4,002,598
430,000		Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, Series MTN, 2.050%, 11/21/2022	442,100
13,500,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.672% (3-month USLIBOR +0.490%), 11/21/2022	13,593,786
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 1.217% (3-month USLIBOR +1.000%), 4/24/2023	10,086,383
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.752% (Secured Overnight Financing Rate +0.730%), 10/24/2024	5,028,302
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.403% (3-month USLIBOR +1.180%), 10/21/2022	7,042,243
50,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, 0.360% (Secured Overnight Financing Rate +0.350%), 12/8/2023	50,022,242
2,060,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.050%, 11/1/2022	2,116,847
1,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.900%, 3/26/2022	1,025,936
25,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	24,986,758
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.261% (3-month USLIBOR +1.050%), 10/30/2023	5,068,167
15,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 0.560% (Secured Overnight Financing Rate +0.550%), 9/15/2023	15,087,021
10,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.950%, 2/1/2023	10,282,795
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,278,598
15,000,000	[1]	Barclays PLC, Sr. Unsecd. Note, 1.573% (3-month USLIBOR +1.380%), 5/16/2024	15,219,044
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.410% (Secured Overnight Financing Rate +0.400%), 12/14/2023	10,014,572
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	5,045,921
10,870,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.810% (Secured Overnight Financing Rate +0.800%), 3/17/2023	10,965,834
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 1.361% (3-month USLIBOR +1.150%), 1/30/2023	7,745,239
3,845,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.888% (Secured Overnight Financing Rate +0.870%), 11/4/2022	3,859,452
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.167% (3-month USLIBOR +0.950%), 7/24/2023	5,041,512
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.245% (3-month USLIBOR +1.070%), 12/8/2021	$5,029,428
3,465,000		Citigroup, Inc., Sr. Unsecd. Note, 2.312%, 11/4/2022	3,502,279
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 1.143% (3-month USLIBOR +0.950%), 3/29/2023	10,139,286
2,000,000	[1]	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 0.917% (3-month USLIBOR +0.720%), 2/14/2022	2,009,503
3,890,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	3,979,663
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 1.005% (3-month USLIBOR +0.830%), 9/6/2021	10,035,410
8,320,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 0.907% (3-month USLIBOR +0.730%), 6/11/2021	8,325,479
12,000,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, 0.411% (Secured Overnight Financing Rate +0.390%), 2/2/2024	11,893,480
19,175,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, 0.469% (Secured Overnight Financing Rate +0.450%), 2/4/2022	19,187,253
5,250,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 0.655% (3-month USLIBOR +0.440%), 7/26/2021	5,254,865
19,150,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	19,540,966
10,000,000		Goldman Sachs Group, Inc., 4.000%, 3/3/2024	10,900,067
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.925% (3-month USLIBOR +0.750%), 2/23/2023	3,021,395
2,815,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	2,852,679
10,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.450%, 3/8/2023	9,996,600
15,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 0.555% (Secured Overnight Financing Rate +0.540%), 11/17/2023	14,997,641
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 0.800% (Secured Overnight Financing Rate +0.790%), 12/9/2026	10,008,890
5,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.188% (3-month USLIBOR +1.000%), 5/18/2024	5,053,385
2,855,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,858,419
2,555,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	2,555,000
2,800,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	2,871,103
6,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	6,262,064
2,470,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.563%, 2/16/2025	2,452,680
10,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.590% (Secured Overnight Financing Rate +0.580%), 3/16/2024	10,035,563
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.947% (3-month USLIBOR +0.730%), 4/23/2024	6,053,073
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.447% (3-month USLIBOR +1.230%), 10/24/2023	5,079,640
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	5,105,389
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 7,380,000		Lloyds Banking Group PLC, Sr. Unsecd. Note, 1.326%, 6/15/2023	$7,452,937
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.798% (3-month USLIBOR +0.610%), 5/18/2022	7,043,125
9,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	9,012,401
20,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.529%, 1/25/2024	19,968,918
11,280,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.725% (Secured Overnight Financing Rate +0.700%), 1/20/2023	11,315,992
2,825,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	2,827,781
1,795,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	1,786,560
4,635,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	4,637,596
2,145,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,263,875
7,355,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.720% (Secured Overnight Financing Rate +0.710%), 12/9/2022	7,407,319
6,825,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	7,005,551
30,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 0.593% (3-month USLIBOR +0.410%), 12/13/2022	30,152,196
22,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	23,140,270
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 0.712% (3-month USLIBOR +0.500%), 7/27/2022	6,702,696
3,300,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	3,319,258
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 0.898% (3-month USLIBOR +0.660%), 10/5/2023	5,061,002
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.329% (Secured Overnight Financing Rate +0.300%), 1/19/2024	9,990,118
25,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.418% (Secured Overnight Financing Rate +0.400%), 8/5/2022	25,093,578
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.583% (3-month USLIBOR +0.360%), 1/17/2023	5,019,497
12,750,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	12,687,405
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,735,757
1,605,000		State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	1,644,614
1,825,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	1,817,664
15,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.279% (Secured Overnight Financing Rate +0.240%), 1/6/2023	15,008,497
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	4,996,740
15,750,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.607% (3-month USLIBOR +0.430%), 6/11/2021	15,764,056
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 6,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.740% (Secured Overnight Financing Rate +0.730%), 3/9/2023	$6,062,232
7,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.791% (3-month USLIBOR +0.590%), 8/2/2022	7,011,988
12,855,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	13,256,979
10,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, 0.585% (3-month USLIBOR +0.400%), 12/9/2022	10,046,575
35,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 0.377% (Secured Overnight Financing Rate +0.360%), 2/9/2024	34,974,806
14,157,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 1.240% (3-month USLIBOR +1.025%), 7/26/2021	14,199,113
1,605,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.845% (3-month USLIBOR +0.660%), 9/9/2022	1,610,408
5,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	5,038,554
30,300,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 0.794% (3-month USLIBOR +0.570%), 1/11/2023	30,521,914
		TOTAL	797,685,021
		Financial Institution - Broker/Asset Mgr/Exchange— 0.1%
10,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 0.635% (3-month USLIBOR +0.430%), 11/1/2021	10,022,255
		Financial Institution - Finance Companies— 0.5%
3,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	3,734,243
2,120,000		AerCap Ireland Capital Ltd. AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	2,169,093
34,975,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	34,561,697
		TOTAL	40,465,033
		Financial Institution - Insurance - Health— 0.5%
25,000,000		Anthem, Inc., Sr. Unsecd. Note, 0.450%, 3/15/2023	25,033,962
11,035,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	10,993,039
		TOTAL	36,027,001
		Financial Institution - Insurance - Life— 1.7%
15,000,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.450%, 12/8/2023	14,955,568
6,820,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	6,860,380
6,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 2.750%, 6/22/2024	6,387,099
6,475,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	6,531,091
12,000,000	[1]	MetLife Global Funding I, Sec. Fac. Bond, 144A, 0.358% (Secured Overnight Financing Rate +0.320%), 1/7/2024	12,028,699
5,555,000		MetLife Global Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	5,605,149
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Insurance - Life— continued
$ 4,765,000		MetLife Global Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	$4,877,667
7,000,000	[1]	MetLife Global Funding I, Sec. Fac. Bond, 144A, 0.602% (Secured Overnight Financing Rate +0.570%), 1/13/2023	7,043,332
2,915,000		MetLife Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	2,991,014
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.241% (Secured Overnight Financing Rate +0.220%), 2/2/2023	4,997,932
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.385% (Secured Overnight Financing Rate +0.360%), 10/21/2023	5,009,736
13,390,000	[1]	New York Life Global Funding, Sr. Secd. Note, 144A, 0.512% (3-month USLIBOR +0.320%), 8/6/2021	13,405,581
16,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	15,973,951
22,815,000	[3]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	22,769,504
		TOTAL	129,436,703
		Technology— 1.0%
1,033,000	[1]	Apple, Inc., Sr. Unsecd. Note, 0.690% (3-month USLIBOR +0.500%), 2/9/2022	1,037,352
15,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	15,163,592
6,535,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	6,677,545
10,000,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	10,344,838
5,835,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	6,337,979
10,590,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	10,559,177
4,615,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	4,878,967
16,360,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	16,994,195
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 0.941% (3-month USLIBOR +0.730%), 1/30/2023	5,053,376
		TOTAL	77,047,021
		Transportation - Airlines— 0.2%
15,525,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	16,767,301
		Transportation - Services— 0.1%
3,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	3,449,995
3,280,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	3,305,233
		TOTAL	6,755,228
		Utility - Electric— 3.0%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,541,094
12,060,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 0.685% (3-month USLIBOR +0.480%), 11/1/2023	12,078,669
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 30,330,000	[1]	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 0.684% (3-month USLIBOR +0.500%), 3/2/2023	$30,340,481
7,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 0.600% (3-month USLIBOR +0.400%), 6/25/2021	7,005,252
6,015,000		Dominion Energy, Inc., Jr. Sub. Note, 2.715%, 8/15/2021	6,065,928
20,000,000		Dominion Energy, Inc., Sr. Unsecd. Note, 144A, 2.450%, 1/15/2023	20,693,378
16,885,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 0.713% (3-month USLIBOR +0.530%), 9/15/2023	16,912,976
13,540,000	[1]	Duke Energy Progress LLC, Sr. Unsecd. Note, Series A, 0.368% (3-month USLIBOR +0.180%), 2/18/2022	13,538,104
6,935,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	6,767,192
5,745,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 0.598% (3-month USLIBOR +0.380%), 7/28/2023	5,745,136
16,930,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	17,124,435
20,015,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.452% (3-month USLIBOR +0.270%), 2/22/2023	20,019,246
8,570,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.550% (Secured Overnight Financing Rate +0.540%), 3/1/2023	8,593,916
17,855,000	[1]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 0.443% (3-month USLIBOR +0.250%), 9/28/2023	17,866,133
2,935,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,112,686
10,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	9,943,742
10,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	9,985,491
10,290,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	10,483,737
8,575,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	8,572,122
		TOTAL	226,389,718
		Utility - Natural Gas— 1.5%
18,950,000	[1]	Atmos Energy Corp., Sr. Unsecd. Note, 0.565% (3-month USLIBOR +0.380%), 3/9/2023	18,953,288
8,935,000	[1]	Enbridge, Inc., Sr. Unsecd. Note, 0.413% (Secured Overnight Financing Rate +0.400%), 2/17/2023	8,951,120
25,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	26,825,750
4,965,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	5,678,968
49,750,000	[1]	ONE Gas, Inc., Sr. Unsecd. Note, 0.787% (3-month USLIBOR +0.610%), 3/11/2023	49,753,992
		TOTAL	110,163,118
		Utility - Natural Gas Distributor— 0.1%
9,575,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 0.533% (3-month USLIBOR +0.350%), 9/14/2023	9,576,382
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Natural Gas Distributor— continued
$ 1,000,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	$998,160
		TOTAL	10,574,542
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,468,251,121)	2,484,798,401
		COLLATERALIZED MORTGAGE OBLIGATIONS— 9.9%
		Federal Home Loan Mortgage Corporation— 7.2%
2,687,499	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 2736, Class FB, 0.665% (1-month USLIBOR +0.550%), 12/15/2033	2,702,094
1,286,064	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 0.506% (1-month USLIBOR +0.400%), 6/15/2034	1,291,271
244,425	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 0.406% (1-month USLIBOR +0.300%), 4/15/2035	245,050
887,424	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 0.626% (1-month USLIBOR +0.520%), 12/15/2035	898,663
227,992	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.566% (1-month USLIBOR +0.460%), 2/15/2034	230,154
940,147	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 0.516% (1-month USLIBOR +0.410%), 5/15/2036	945,771
379,726	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 0.492% (1-month USLIBOR +0.380%), 5/15/2036	382,092
196,056	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 0.591% (1-month USLIBOR +0.485%), 8/15/2035	198,106
64,981	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3191, Class FE, 0.506% (1-month USLIBOR +0.400%), 7/15/2036	65,431
359,429	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 0.406% (1-month USLIBOR +0.300%), 9/15/2036	360,716
314,049	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.506% (1-month USLIBOR +0.400%), 7/15/2036	316,207
107,120	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 0.506% (1-month USLIBOR +0.400%), 7/15/2036	108,051
71,340	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 0.556% (1-month USLIBOR +0.450%), 7/15/2037	71,846
1,410,150	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 0.706% (1-month USLIBOR +0.600%), 11/15/2037	1,432,929
1,132,680	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 0.526% (1-month USLIBOR +0.420%), 11/15/2037	1,141,862
121,674	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 0.856% (1-month USLIBOR +0.750%), 7/15/2036	124,066
414,834	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.016% (1-month USLIBOR +0.910%), 7/15/2037	425,161
16,847,639	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class F, 0.436% (1-month USLIBOR +0.330%), 4/15/2041	16,927,406
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 7,395,236	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 0.436% (1-month USLIBOR +0.330%), 4/15/2041	$7,424,739
1,644,075	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 0.456% (1-month USLIBOR +0.350%), 8/15/2043	1,652,480
1,760,234	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 0.506% (1-month USLIBOR +0.400%), 8/15/2046	1,776,093
3,174,391	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 0.476% (1-month USLIBOR +0.350%), 7/15/2047	3,180,675
23,940,344	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 0.508% (1-month USLIBOR +0.400%), 7/25/2049	24,109,195
7,096,959	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 0.508% (1-month USLIBOR +0.400%), 9/25/2049	7,146,655
33,378,277	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 0.558% (1-month USLIBOR +0.450%), 10/25/2049	33,705,331
27,563,598	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 0.458% (1-month USLIBOR +0.350%), 7/25/2050	27,709,784
38,040,030	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 0.558% (1-month USLIBOR +0.450%), 7/25/2050	38,383,311
32,850,861	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 5031, Class FB, 0.316% (Secured Overnight Financing Rate +0.300%), 4/25/2041	32,933,830
9,757,837	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 0.266% (Secured Overnight Financing Rate +0.250%), 12/25/2050	9,774,258
12,010,214	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 0.588% (1-month USLIBOR +0.470%), 5/25/2030	12,087,454
3,500,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 0.460% (1-month USLIBOR +0.350%), 8/25/2030	3,513,095
29,000,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 0.440% (1-month USLIBOR +0.330%), 9/25/2030	29,072,747
26,000,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 0.440% (1-month USLIBOR +0.330%), 10/25/2030	26,070,161
31,993,341	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 0.398% (1-month USLIBOR +0.280%), 10/25/2027	32,026,451
35,550,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 0.418% (1-month USLIBOR +0.300%), 11/25/2030	35,611,736
57,096,955	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 0.378% (1-month USLIBOR +0.260%), 11/25/2030	57,096,955
38,500,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 0.378% (1-month USLIBOR +0.260%), 12/25/2030	38,500,000
62,500,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF97, Class AS, 0.266% (30-Day Average SOFR +0.250%), 12/25/2030	62,492,600
30,000,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 0.350% (1-month USLIBOR +0.170%), 12/25/2030	30,000,000
		TOTAL	542,134,426
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— 1.3%
$ 115,382	[1]	Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 1.108% (1-month USLIBOR +1.000%), 12/18/2032	$118,152
384,298	[1]	Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 0.408% (1-month USLIBOR +0.300%), 12/25/2036	385,725
284,858	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.538% (1-month USLIBOR +0.430%), 6/25/2036	287,148
1,360,892	[1]	Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 0.508% (1-month USLIBOR +0.400%), 7/25/2036	1,370,851
293,312	[1]	Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 0.458% (1-month USLIBOR +0.350%), 8/25/2036	294,827
842,721	[1]	Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 0.458% (1-month USLIBOR +0.350%), 9/25/2036	847,568
721,199	[1]	Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 0.328% (1-month USLIBOR +0.220%), 2/25/2046	712,670
4,594,818	[1]	Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 0.338% (1-month USLIBOR +0.230%), 3/25/2037	4,598,390
474,051	[1]	Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 0.568% (1-month USLIBOR +0.460%), 9/25/2037	479,730
267,761	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.558% (1-month USLIBOR +0.450%), 7/25/2037	270,278
134,173	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.108% (1-month USLIBOR +1.000%), 6/25/2037	137,818
18,809	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 0.908% (1-month USLIBOR +0.800%), 5/25/2039	18,864
22,481	[1]	Federal National Mortgage Association REMIC, Series 2009-63, Class FB, 0.608% (1-month USLIBOR +0.500%), 8/25/2039	22,751
334,225	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 0.958% (1-month USLIBOR +0.850%), 4/25/2037	342,373
9,011,800	[1]	Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 0.508% (1-month USLIBOR +0.400%), 10/25/2040	9,075,763
14,469,381	[1]	Federal National Mortgage Association REMIC, Series 2016-24, Class FG, 0.458% (1-month USLIBOR +0.350%), 5/25/2046	14,540,650
2,948,168	[1]	Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 0.458% (1-month USLIBOR +0.350%), 4/25/2047	2,955,390
31,082,281	[1]	Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 0.408% (1-month USLIBOR +0.300%), 12/25/2048	31,166,110
2,503,344	[1]	Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 0.508% (1-month USLIBOR +0.400%), 7/25/2049	2,520,146
11,430,829	[1]	Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 0.508% (1-month USLIBOR +0.400%), 7/25/2050	11,490,146
16,622,034	[1]	Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 0.408% (1-month USLIBOR +0.300%), 10/25/2060	16,653,260
		TOTAL	98,288,610
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Government National Mortgage Association— 1.4%
$ 8,264,071	[1]	Government National Mortgage Association REMIC, Series 2005-41, Class FC, 0.410% (1-month USLIBOR +0.300%), 5/20/2035	$8,288,947
4,438,324	[1]	Government National Mortgage Association REMIC, Series 2005-84, Class FA, 0.310% (1-month USLIBOR +0.200%), 11/20/2035	4,436,057
3,595,735	[1]	Government National Mortgage Association REMIC, Series 2007-21, Class F, 0.406% (1-month USLIBOR +0.300%), 4/16/2037	3,609,284
6,115,456	[1]	Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 0.469% (1-month USLIBOR +0.350%), 11/20/2062	6,120,612
2,764,815	[1]	Government National Mortgage Association REMIC, Series 2013-26, Class GF, 0.410% (1-month USLIBOR +0.300%), 2/20/2043	2,772,322
4,250,954	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.659% (1-month USLIBOR +0.540%), 7/20/2063	4,269,349
5,406,933	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.669% (1-month USLIBOR +0.550%), 7/20/2063	5,427,060
6,654,329	[1]	Government National Mortgage Association REMIC, Series 2015-111, Class HF, 0.410% (1-month USLIBOR +0.300%), 8/20/2045	6,653,776
6,151,872	[1]	Government National Mortgage Association REMIC, Series 2017-133, Class FB, 0.356% (1-month USLIBOR +0.250%), 9/16/2047	6,152,346
40,693,757	[1]	Government National Mortgage Association REMIC, Series 2018-115, Class DF, 0.451% (1-month USLIBOR +0.300%), 8/20/2048	40,792,147
17,038,825	[1]	Government National Mortgage Association REMIC, Series 2020-83, Class FA, 0.510% (1-month USLIBOR +0.400%), 6/20/2039	17,177,318
		TOTAL	105,699,218
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $745,913,876)	746,122,254
	[4]	COMMERCIAL PAPER— 2.3%
		Communications - Telecom Wirelines— 0.7%
50,825,000		AT&T, Inc., 0.401%, 12/15/2021	50,712,012
		Energy - Midstream— 0.6%
49,247,000		Energy Transfer Operating, 0.400%, 4/1/2021	49,246,492
		Financial Institution - Banking— 1.0%
40,000,000		HSBC USA, Inc., 0.431%, 1/3/2022	39,891,271
9,250,000		NatWest Markets PLC, 0.371%, 1/7/2022	9,228,263
23,850,000		NatWest Markets PLC, 0.411%, 1/4/2022	23,794,549
		TOTAL	72,914,083
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $172,791,731)	172,872,587
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 2.0%
		Commercial Mortgage— 2.0%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.356% (1-month USLIBOR +1.250%), 7/15/2035	19,987,452
30,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.506% (1-month USLIBOR +1.400%), 11/15/2036	30,018,726
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES— continued
		Commercial Mortgage— continued
$ 14,053,523	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.140% (1-month USLIBOR +1.030%), 12/19/2030	$14,044,773
25,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.460% (1-month USLIBOR +1.350%), 12/19/2030	24,968,850
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	39,477,410
14,549,408	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.895% (1-month USLIBOR +0.790%), 4/10/2046	14,723,774
4,596,469	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.307% (1-month USLIBOR +1.200%), 6/15/2045	4,617,161
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $146,343,031)	147,838,146
		NON-AGENCY MORTGAGE-BACKED SECURITIES— 1.5%
		Non-Agency Mortgage— 1.5%
30,500,000		BRASS PLC, Class A1, 0.669%, 4/16/2069	30,484,598
156,761	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.210% (1-month USLIBOR +1.100%), 11/20/2035	90,874
770,112	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 0.659% (3-month USLIBOR +0.470%), 12/19/2059	770,519
19,358,364	[1]	Gosforth Funding PLC 2018-1A, Class A1, 0.637% (3-month USLIBOR +0.450%), 8/25/2060	19,385,795
115,246	[1]	Impac CMB Trust 2004-7, Class 1A2, 1.028% (1-month USLIBOR +0.920%), 11/25/2034	112,079
171,688	[1]	Impac CMB Trust 2004-9, Class 1A2, 0.988% (1-month USLIBOR +0.880%), 1/25/2035	168,369
9,100,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	9,315,652
271,693	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.806% (1-month USLIBOR +0.700%), 11/15/2031	263,522
30,000,000	[1]	Permanent Master Issuer PLC 2019-1A, Class 1A1, 0.791% (3-month USLIBOR +0.550%), 7/15/2058	30,042,450
291,376		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	284,338
889,246		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	853,924
1,433,644		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	1,395,034
14,000,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 0.613% (3-month USLIBOR +0.390%), 1/21/2070	14,023,226
318,108	[1]	Washington Mutual 2006-AR1, Class 2A1B, 1.329% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	315,477
530,911	[1]	Washington Mutual 2006-AR15, Class 1A, 1.099% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	467,194
299,105	[1]	Washington Mutual 2006-AR17, Class 1A, 1.199% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	272,264
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $108,296,773)	108,245,315
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CERTIFICATE OF DEPOSIT— 0.8%
		Financial Institution - Banking— 0.8%
$ 20,000,000		Banco Latinoamericano de Comercio Exterior SA, 0.670%, 8/20/2021	$20,000,909
10,000,000		Banco Latinoamericano de Comercio Exterior SA, 0.680%, 8/11/2021	10,002,117
20,000,000		National Bank of Kuwait, 0.420%, 2/18/2022	20,008,041
9,250,000		National Bank of Kuwait, 0.450%, 2/3/2022	9,255,994
		TOTAL CERTIFICATE OF DEPOSIT (IDENTIFIED COST $59,250,000)	59,267,061
		ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal National Mortgage Association— 0.0%
611,269	[1]	FNMA ARM, 1.716%, 8/1/2033	620,321
81,949	[1]	FNMA ARM, 1.779%, 5/1/2040	83,544
558,546	[1]	FNMA ARM, 2.445%, 7/1/2034	574,270
41,873	[1]	FNMA ARM, 2.736%, 4/1/2030	42,927
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,310,523)	1,321,062
		MORTGAGE-BACKED SECURITY— 0.0%
		Federal National Mortgage Association— 0.0%
353,811		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $374,045)	418,381
		INVESTMENT COMPANIES— 10.9%
21,032,906		Bank Loan Core Fund	202,336,556
4,255,910		Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[5]	4,255,910
508,467,542		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5]	508,569,235
16,770,432		High Yield Bond Core Fund	106,156,835
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $817,130,283)	821,318,536
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $7,434,597,239)[6]	7,479,783,806
		OTHER ASSETS AND LIABILITIES - NET—0.4%[7]	29,282,114
		TOTAL NET ASSETS—100%	$7,509,065,920
Semi-Annual Shareholder Report

At March 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[8]United States Treasury Notes 2-Year Short Futures	500	$110,363,281	June 2021	$108,150
[8]United States Treasury Notes 5-Year Short Futures	550	$67,869,141	June 2021	$775,335
[8]United States Treasury Notes 10-Year Short Futures	450	$58,921,875	June 2021	$1,230,641
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,114,126
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
At March 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation
Contracts Sold:
4/21/2022	HSBC Bank USA	5,023,456	EUR	$6,104,147	$159,466
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$159,466
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2021, were as follows:
Affiliates	Value as of 9/30/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$90,951,701	$108,122,162	$—
Federated Hermes Government Obligations Fund*	$3,739,340	$18,980,716	$(18,464,146)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$240,928,252	$2,497,661,966	$(2,229,882,279)
High Yield Bond Core Fund	$82,315,704	$20,255,577	$—
TOTAL OF AFFILIATED TRANSACTIONS	$417,934,997	$2,645,020,421	$(2,248,346,425)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2021	Shares Held as of 3/31/2021	Dividend Income
$3,262,693	$—	$202,336,556	21,032,906	$3,122,163
N/A	N/A	$4,255,910	4,255,910	$321
$(106,651)	$(32,053)	$508,569,235	508,467,542	$239,830
$3,585,554	$—	$106,156,835	16,770,432	$2,755,576
$6,741,596	$(32,053)	$821,318,536	550,526,790	$6,117,890
Semi-Annual Shareholder Report

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations may not be available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$2,937,582,063	$0	$2,937,582,063
Corporate Bonds	—	2,484,798,401	—	2,484,798,401
Collateralized Mortgage Obligations	—	746,122,254	—	746,122,254
Commercial Paper	—	172,872,587	—	172,872,587
Commercial Mortgage-Backed Securities	—	147,838,146	—	147,838,146
Non-Agency Mortgage-Backed Securities	—	108,245,315	—	108,245,315
Certificate Of Deposit	—	59,267,061	—	59,267,061
Adjustable Rate Mortgages	—	1,321,062	—	1,321,062
Mortgage-Backed Security	—	418,381	—	418,381
Investment Companies	821,318,536	—	—	821,318,536
TOTAL SECURITIES	$821,318,536	$6,658,465,270	$0	$7,479,783,806
Other Financial Instruments:
Assets
Futures Contracts	$2,114,126	$—	$—	$2,114,126
Foreign Exchange Contracts	—	159,466	—	159,466
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,114,126	$159,466	$—	$2,273,592

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
EMTN	—Euro Medium Term Loan
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.19	$9.16	$9.10	$9.12	$9.12	$9.09
Income From Investment Operations:
Net investment income (loss)	0.04[1]	0.15[1]	0.19	0.15	0.09	0.06
Net realized and unrealized gain (loss)	0.03	0.03	0.06	(0.02)	0.00[2]	0.03
Total From Investment Operations	0.07	0.18	0.25	0.13	0.09	0.09
Less Distributions:
Distributions from net investment income	(0.04)	(0.15)	(0.19)	(0.15)	(0.09)	(0.06)
Net Asset Value, End of Period	$9.22	$9.19	$9.16	$9.10	$9.12	$9.12
Total Return[3]	0.76%	2.03%	2.79%	1.39%	1.04%	1.03%
Ratios to Average Net Assets:
Net expenses[4]	0.51%[5]	0.56%	0.91%	0.91%	0.92%	0.91%
Net investment income	0.83%[5]	1.65%	2.10%	1.60%	1.02%	0.68%
Expense waiver/reimbursement[6]	0.07%[5]	0.09%	0.09%	0.12%	0.13%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,206,832	$664,369	$318,992	$281,543	$269,004	$270,412
Portfolio turnover	12%	47%	36%	32%	33%	30%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.19	$9.15	$9.09	$9.12	$9.11	$9.09
Income From Investment Operations:
Net investment income (loss)	0.05[1]	0.17[1]	0.24	0.20	0.14	0.11
Net realized and unrealized gain (loss)	0.03	0.04	0.06	(0.03)	0.01	0.02
Total From Investment Operations	0.08	0.21	0.30	0.17	0.15	0.13
Less Distributions:
Distributions from net investment income	(0.05)	(0.17)	(0.24)	(0.20)	(0.14)	(0.11)
Net Asset Value, End of Period	$9.22	$9.19	$9.15	$9.09	$9.12	$9.11
Total Return[2]	0.84%	2.36%	3.36%	1.83%	1.70%	1.48%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%	0.37%	0.37%	0.36%
Net investment income	0.99%[4]	1.91%	2.65%	2.17%	1.58%	1.23%
Expense waiver/reimbursement[5]	0.07%[4]	0.09%	0.08%	0.12%	0.13%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,851,076	$3,669,765	$3,248,715	$3,237,960	$2,629,099	$2,283,604
Portfolio turnover	12%	47%	36%	32%	33%	30%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.19	$9.15	$9.10	$9.12	$9.11	$9.09
Income From Investment Operations:
Net investment income (loss)	0.04[1]	0.16[1]	0.21	0.16	0.10	0.05
Net realized and unrealized gain (loss)	0.03	0.04	0.04	(0.03)	0.01	0.04
Total From Investment Operations	0.07	0.20	0.25	0.13	0.11	0.09
Less Distributions:
Distributions from net investment income	(0.04)	(0.16)	(0.20)	(0.15)	(0.10)	(0.07)
Net Asset Value, End of Period	$9.22	$9.19	$9.15	$9.10	$9.12	$9.11
Total Return[2]	0.79%	2.20%	2.78%	1.49%	1.25%	1.02%
Ratios to Average Net Assets:
Net expenses[3]	0.46%[4]	0.56%	0.81%	0.82%	0.82%	0.81%
Net investment income	0.91%[4]	1.80%	2.20%	1.72%	1.09%	0.76%
Expense waiver/reimbursement[5]	0.08%[4]	0.10%	0.13%	0.15%	0.16%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,105	$17,458	$74,205	$53,156	$33,431	$58,362
Portfolio turnover	12%	47%	36%	32%	33%	30%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2021	Year Ended 9/30/2020	Period Ended 9/30/2019[1]
Net Asset Value, Beginning of Period	$9.19	$9.15	$9.12
Income From Investment Operations:
Net investment income (loss)	0.05[2]	0.16[2]	0.08
Net realized and unrealized gain (loss)	0.03	0.05	0.03
Total From Investment Operations	0.08	0.21	0.11
Less Distributions:
Distributions from net investment income	(0.05)	(0.17)	(0.08)
Net Asset Value, End of Period	$9.22	$9.19	$9.15
Total Return[3]	0.84%	2.37%	1.23%
Ratios to Average Net Assets:
Net expenses[4]	0.35%[5]	0.35%	0.35%[5]
Net investment income	1.00%[5]	1.70%	2.65%[5]
Expense waiver/reimbursement[6]	0.05%[5]	0.06%	0.06%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$428,052	$313,440	$30,911
Portfolio turnover	12%	47%	36%[7]

1	Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesMarch 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $4,159,250 of securities loaned and $821,318,536 of investment in affiliated holdings* (identified cost $7,434,597,239)	$7,479,783,806
Cash	446
Due from broker (Note 2)	1,245,000
Income receivable	8,674,998
Income receivable from affiliated holdings	1,166,572
Receivable for shares sold	51,487,355
Unrealized appreciation on foreign exchange contracts	159,466
Receivable for variation margin on futures contracts	241,209
Total Assets	7,542,758,852
Liabilities:
Payable for investments purchased	1,139,063
Payable for shares redeemed	26,630,893
Payable for collateral due to broker for securities lending	4,255,910
Income distribution payable	1,175,153
Payable for investment adviser fee (Note 5)	51,775
Payable for administrative fee (Note 5)	16,036
Payable for other service fees (Notes 2 and 5)	144,204
Accrued expenses (Note 5)	279,898
Total Liabilities	33,692,932
Net assets for 814,511,768 shares outstanding	$7,509,065,920
Net Assets Consist of:
Paid-in capital	$7,497,776,414
Total distributable earnings (loss)	11,289,506
Total Net Assets	$7,509,065,920
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,206,831,935 ÷ 130,859,093 ) shares outstanding, $0.001 par value, 2,000,000,000 shares authorized	$9.22
Institutional Shares:
Net asset value per share ($5,851,076,470 ÷ 634,708,440 ) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.22
Service Shares:
Net asset value per share ($23,105,455 ÷ 2,506,096 ) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.22
Class R6 Shares:
Net asset value per share ($428,052,060 ÷ 46,438,139 ) shares outstanding, $0.001 par value, 500,000,000 shares authorized	$9.22

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended March 31, 2021 (unaudited)

Investment Income:
Interest	$35,042,436
Dividends received from affiliated holdings*	6,117,569
Net income on securities loaned (includes $321 earned from affiliated holdings* related to cash collateral balances) (Note 2)	43,648
TOTAL INCOME	41,203,653
Expenses:
Investment adviser fee (Note 5)	9,162,227
Administrative fee (Note 5)	2,386,862
Custodian fees	64,868
Transfer agent fees (Note 2)	1,121,353
Directors’/Trustees’ fees (Note 5)	11,047
Auditing fees	15,561
Legal fees	5,265
Portfolio accounting fees	116,857
Other service fees (Notes 2 and 5)	711,447
Share registration costs	265,289
Printing and postage	37,922
Miscellaneous (Note 5)	19,858
TOTAL EXPENSES	13,918,556
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,446,413)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(632,580)
TOTAL WAIVER AND REIMBURSEMENTS	(2,078,993)
Net expenses	11,839,563
Net investment income	29,364,090
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts and Futures Contracts:
Net realized gain on investments (including net realized loss of $(32,053) on sales of investments in affiliated holdings*)	$649,729
Net realized gain on foreign exchange contracts	4,303
Net realized gain on futures contracts	743,363
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $6,741,596 on investments in affiliated holdings*)	13,866,539
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(2,653)
Net change in unrealized appreciation of foreign exchange contracts	159,466
Net change in unrealized depreciation of futures contracts	2,136,023
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts and futures contracts	17,556,770
Change in net assets resulting from operations	$46,920,860

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2021	Year Ended 9/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$29,364,090	$76,437,379
Net realized gain (loss)	1,397,395	(17,311,998)
Net change in unrealized appreciation/depreciation	16,159,375	15,580,632
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	46,920,860	74,706,013
Distributions to Shareholders:
Class A Shares	(3,937,985)	(7,268,289)
Institutional Shares	(24,011,804)	(64,331,409)
Service Shares	(76,731)	(409,824)
Class R6 Shares	(1,767,319)	(4,195,586)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,793,839)	(76,205,108)
Share Transactions:
Proceeds from sale of shares	5,426,259,361	4,778,155,479
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Ultrashort Bond Fund	—	200,895,219
Net asset value of shares issued to shareholders in payment of distributions declared	21,656,784	56,330,464
Cost of shares redeemed	(2,621,009,930)	(4,041,671,741)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,826,906,215	993,709,421
Change in net assets	2,844,033,236	992,210,326
Net Assets:
Beginning of period	4,665,032,684	3,672,822,358
End of period	$7,509,065,920	$4,665,032,684
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
On November 15, 2019, the Fund acquired all of the net assets of PNC Ultrashort Bond Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund’s Class A Shares exchanged, a shareholder received 1.092 shares of the Fund’s Institutional Shares.
For every one share of the Acquired Fund’s Class I Shares exchanged, a shareholder received 1.090 shares of the Fund’s Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
21,955,762	$200,895,219	$787,988	$3,800,175,612	$4,001,070,831

1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on October 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended September 30, 2020, were as follows:
Net investment income	$77,094,736
Net realized and unrealized loss on investments	(1,656,359)
Net increase in net assets resulting from operations	$75,438,377
Semi-Annual Shareholder Report

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs
Semi-Annual Shareholder Report

various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Semi-Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Semi-Annual Shareholder Report

Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $2,078,993 is disclosed in this Note 2 and Note 5. For the six months ended March 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$197,980	$(116,077)
Institutional Shares	908,841	(513,928)
Service Shares	4,033	(2,575)
Class R6 Shares	10,499	—
TOTAL	$1,121,353	$(632,580)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Effective December 1, 2019, the Fund will incur or pay up to 0.15% and 0.10% of the maximum 0.25% on Class A Shares and Service Shares, respectively. The Fund’s Class A Shares and Service Shares will not incur or pay such other service fees to exceed 0.15% and 0.10%, respectively, until such time as subsequently approved by the Directors. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$703,241
Service Shares	8,206
TOTAL	$711,447
For the six months ended March 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
Semi-Annual Shareholder Report

liabilities as income tax expense in the Statement of Operations. As of March 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $166,612,946. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Semi-Annual Shareholder Report

Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,999 and $22,781, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to
Semi-Annual Shareholder Report

investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of March 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$4,159,250	$4,255,910
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$2,114,126*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	159,466
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,273,592

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$743,363	$—	$743,363
Foreign exchange contracts	—	4,303	4,303
TOTAL	$743,363	$4,303	$747,666

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$2,136,023	$—	$2,136,023
Foreign exchange contracts	—	159,466	159,466
TOTAL	$2,136,023	$159,466	$2,295,489
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	98,279,882	$906,096,902	82,800,748	$757,984,671
Shares issued to shareholders in payment of distributions declared	418,856	3,860,681	769,169	7,010,276
Shares redeemed	(40,121,632)	(369,951,107)	(46,121,127)	(420,117,439)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	58,577,106	$540,006,476	37,448,790	$344,877,508
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	463,428,004	$4,270,502,041	378,173,546	$3,453,051,914
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	21,955,762	200,895,219
Shares issued to shareholders in payment of distributions declared	1,753,175	16,158,946	4,979,064	45,385,765
Shares redeemed	(229,885,297)	(2,119,010,066)	(360,580,851)	(3,275,167,305)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	235,295,882	$2,167,650,921	44,527,521	$424,165,593
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,016,520	$9,371,529	1,605,360	$14,677,396
Shares issued to shareholders in payment of distributions declared	8,076	74,415	43,504	396,754
Shares redeemed	(418,413)	(3,856,343)	(7,855,602)	(71,844,916)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	606,183	$5,589,601	(6,206,738)	$(56,770,766)
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	26,058,970	$240,288,889	60,612,197	$552,441,498
Shares issued to shareholders in payment of distributions declared	169,572	1,562,742	388,994	3,537,669
Shares redeemed	(13,911,814)	(128,192,414)	(30,257,827)	(274,542,081)
NET CHANGE RESULTING FROM CLASS R6 SHARES TRANSACTIONS	12,316,728	$113,659,217	30,743,364	$281,437,086
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	306,795,899	$2,826,906,215	106,512,937	$993,709,421
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At March 31, 2021, the cost of investments for federal tax purposes was $7,434,597,239. The net unrealized appreciation of investments for federal tax purposes was $47,460,159. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $55,442,930 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,982,771. The amounts presented are inclusive of derivative contracts.
As of September 30, 2020, the Fund had a capital loss carryforward of $37,948,630 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$17,403,273	$20,545,357	$37,948,630
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2021, the Adviser voluntarily waived $1,248,278 of its fee and voluntarily reimbursed $632,580 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2021, the Adviser reimbursed $198,135.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. Prior to December 1, 2019, the Plan provided that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
Effective December 1, 2019, the fee was eliminated.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2021, FSC did not retain sales charges from the sale of the Class A Shares. FSC retained $522 of CDSC relating to redemptions of Class A Shares. Effective December 1, 2019, the maximum 2% sales charge imposed on Class A Shares was eliminated.
Other Service Fees
For the six months ended March 31, 2021, FSSC received $2,284 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2021; or (b) the date of the Fund’s next effective Prospectus. Prior to December 1, 2019, the Fee Limits disclosed above for the referenced share classes were 0.91%, 0.36%, 0.81% and 0.35%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Semi-Annual Shareholder Report

Interfund Transactions
During the six months ended March 31, 2021, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $125,738,910.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2021, were as follows:
Purchases	$3,011,819,887
Sales	$680,879,525
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2021, the Fund had no outstanding loans. During the six months ended March 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2021, there were no outstanding loans. During the six months ended March 31, 2021, the program was not utilized.
Semi-Annual Shareholder Report

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,007.60	$2.55
Institutional Shares	$1,000	$1,008.40	$1.80
Service Shares	$1,000	$1,007.90	$2.30
Class R6 Shares	$1,000	$1,008.40	$1.75
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.39	$2.57
Institutional Shares	$1,000	$1,023.14	$1.82
Service Shares	$1,000	$1,022.64	$2.32
Class R6 Shares	$1,000	$1,023.19	$1.77

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.51%
Institutional Shares	0.36%
Service Shares	0.46%
Class R6 Shares	0.35%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Ultrashort Bond Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES ULTRASHORT BOND FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Semi-Annual Shareholder Report

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Semi-Annual Shareholder Report

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
Semi-Annual Shareholder Report

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
Semi-Annual Shareholder Report

Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
Semi-Annual Shareholder Report

Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
Semi-Annual Shareholder Report

In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Ultrashort Bond Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
CUSIP 31428Q713
28411 (5/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 24, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2021